Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total investments at fair value	$ 137,838,445	$ 111,166,705
Receivables:
Notes receivable from participants	131,391	0
Employer contributions	313,415	113,847
Other receivables	6	0
Receivables	444,812	113,847
Net assets available for benefits	138,283,257	111,280,552
Cash
Investments at fair value:
Total investments at fair value	27,194	28,069
Mutual funds
Investments at fair value:
Total investments at fair value	136,578,705	110,103,346
FB Financial Corporation common stock
Investments at fair value:
Total investments at fair value	$ 1,232,546	$ 1,035,290